Statement of Cash Flows	3 Months Ended
Jun. 07, 2017 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (766,181)
The Crypto Company, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(766,181)
Adjustments to reconcile net loss to net cash used by operating activities:
Realized gain on investment in cryptocurrency	(82,640)
Net change in unrealized appreciation on investment in cryptocurrency	(361,734)
Depreciation	253
Stock based compensation	580,000
Changes in operating assets and liabilities:
Advance receivable	(7,500)
Prepaid expenses	(470,049)
Accounts payable, accrued expenses, and income tax liability	224,689
Net cash flows used by operating activities	(883,162)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in other asset	(107,000)
Purchases of equipment	(12,309)
Net cash flows used by investing activities	(119,309)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from common stock issuance	2,665,886
Net cash provided by financing activities	2,665,886
Net change in cash and cash equivalents	1,663,415
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	1,663,415
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes
Non-cash activities:
Shares of common stock issued in exchange of investment in cryptocurrency	100,000
Reinvestments in cryptocurrency	$ 82,640